NOTES PAYABLE (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Promissory Notes Issued	$ 344,568	$ 312,828	$ 391,158
Debt Instrument, Unamortized Discount	159,237	138,631	233,125
Amortization of debt discount	421,169	186,280	72,138
Detachable Warrants [Member]
Promissory Notes Issued	344,568	$ 294,928	$ 235,730
Debt conversion Agreements [Member]
Promissory notes cancelled during period	$ 4,109,355
Common stock, aggregate shares issued in exchange for cancellation of promissory notes	13,697,852